Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (10K) - USD ($)		Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018	Jan. 03, 2013	Jan. 02, 2012	May 01, 2011
Note Face Amount		$ 9,000	$ 91,166	$ 91,166
Debt Discount
Net Amount of Note	[1]	9,000	91,166	91,166
2011 Convertible Note [Member]
Note Face Amount			22,166	22,166			$ 32,000
Debt Discount
Net Amount of Note			22,166	22,166
2012 Convertible Note [Member]
Note Face Amount			48,000	48,000		$ 48,000
Debt Discount
Net Amount of Note			48,000	48,000
2013 Convertible Note [Member]
Note Face Amount			12,000	12,000	$ 12,000
Debt Discount
Net Amount of Note			12,000	12,000
2014 Convertible Note [Member]
Note Face Amount		9,000	9,000	9,000
Debt Discount
Net Amount of Note		9,000	9,000	9,000
2016 Convertible Note [Member]
Note Face Amount
Debt Discount
Net Amount of Note
2016 Convertible Note One [Member]
Note Face Amount
Debt Discount
Net Amount of Note
2017 Convertible Note [Member]
Note Face Amount
Debt Discount
Net Amount of Note
2016 Convertible Note Two [Member]
Note Face Amount
Debt Discount
Net Amount of Note

[1]	See Note 6 for details of Convertible notes.